FRANKLIN TEMPLETON INVESTMENTS
                              One Franklin Parkway
                              San Mateo, CA 94403



                                                               Karen L. Skidmore
                                                      Associate General Counsel
                                                        Telephone: 650.312.5651
                                                        Facsimile: 650.525.7141
                                                      e-mail: kskidmore@frk.com


May 2, 2003



Filed Via EDGAR (CIK #0000837274)

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549-1004

      Re: FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST ("Trust"); File Nos. 33-23493 and 811-5583

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that each form of Prospectus and Statement of Additional Information for the Trust that would have been filed under Rule 497(c) does not differ from those contained in Post-Effective Amendment No. 37 to the Registration Statement on Form N-1A (the "Post-Effective Amendment"), which was filed electronically with the Securities and Exchange Commission on May 1, 2003. Each form of Prospectus used reflects only the Series being offered but all forms of prospectuses used are contained in the Post-Effective Amendment.


Sincerely,


/s/ Karen L. Skidmore
-----------------------
Karen L. Skidmore
Assistant Vice President
Franklin Templeton Variable Insurance Products Trust
and Associate General Counsel
Franklin Templeton Companies, LLC